Stock-Based Compensation - Assumptions Used for Restricted Stock Grants (Details) - Restricted Stock Units (Market Condition)	12 Months Ended
Mar. 31, 2021 $ / shares shares
September 2020 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield (per annum)	0.00%
Expected volatility	39.20%
Risk free interest rate	0.20%
Expected life in years	2 years 10 months 24 days
JHX stock price at grant date (A$ per share) | $ / shares	$ 30.33
Number of restricted stock units (in shares) | shares	167,491
November 2020 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield (per annum)	1.30%
Expected volatility	40.10%
Risk free interest rate	0.20%
Expected life in years	2 years 9 months 18 days
JHX stock price at grant date (A$ per share) | $ / shares	$ 37.24
Number of restricted stock units (in shares) | shares	127,083
February 2020 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield (per annum)	2.90%
Expected volatility	26.60%
Risk free interest rate	1.20%
Expected life in years	2 years 6 months
JHX stock price at grant date (A$ per share) | $ / shares	$ 29.54
Number of restricted stock units (in shares) | shares	6,676
September 2019 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield (per annum)	3.10%
Expected volatility	26.60%
Risk free interest rate	1.60%
Expected life in years	2 years 10 months 24 days
JHX stock price at grant date (A$ per share) | $ / shares	$ 24.69
Number of restricted stock units (in shares) | shares	477,979
August 2019 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield (per annum)	3.10%
Expected volatility	27.80%
Risk free interest rate	1.60%
Expected life in years	2 years
JHX stock price at grant date (A$ per share) | $ / shares	$ 21.68
Number of restricted stock units (in shares) | shares	18,518